Investments - Unrealized Loss Position (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 6,203.5	[1]	$ 1,403.1	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	230.7	[1]	14.7	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	490.6	[1]	162.7	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	49.8	[1]	23.7	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	6,694.1	[2]	1,565.8	[2]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	280.5	[2]	38.4	[2]
Supporting Discontinued And Experience Rated Products [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,000.0		225.2
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	60.3		19.4
Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	6,203.5		1,386.7
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	230.7		12.6
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	474.4		149.7
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	46.1		22.7
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	6,677.9	[2]	1,536.4	[2]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	276.8	[2]	35.3	[2]
Debt Securities [Member] | Supporting Discontinued And Experience Rated Products [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,028.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	56.7
US Government Agencies Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	555.9		138.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	2.7		1.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	13.4		15.1
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0.3		0.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	569.3	[2]	153.4	[2]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	3.0	[2]	1.8	[2]
US States and Political Subdivisions Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	1,779.9		264.6
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	73.1		3.0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	132.4		28.5
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	9.7		1.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,912.3	[2]	293.1	[2]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	82.8	[2]	4.3	[2]
Domestic Corporate Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	2,196.8		598.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	88.0		6.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	170.0		10.8
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	22.1		1.2
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	2,366.8	[2]	609.2	[2]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	110.1	[2]	7.3	[2]
Foreign Corporate Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	875.2		270.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	43.5		1.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	90.9		35.6
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	9.5		7.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	966.1	[2]	306.0	[2]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	53.0	[2]	8.8	[2]
Residential Mortgage Backed Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	541.1		51.7
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	17.3		0.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	35.0		2.1
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	3.8		0.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	576.1	[2]	53.8	[2]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	21.1	[2]	0.4	[2]
Commercial Mortgage Backed Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	162.4		6.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	4.2		0.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	25.0		46.1
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0.5		1.7
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	187.4	[2]	52.4	[2]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	4.7	[2]	1.8	[2]
Other Asset-Backed Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	87.8		44.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	1.9		0.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	7.7		1.5
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0.2		3.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	95.5	[2]	46.3	[2]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	2.1	[2]	3.6	[2]
Redeemable Preferred Stock [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	4.4		12.2
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0		0.2
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0		10.0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0		7.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	4.4	[2]	22.2	[2]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0	[2]	7.3	[2]
Equity Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	0		16.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0		2.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	16.2		13.0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	3.7		1.0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	16.2	[2]	29.4	[2]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	$ 3.7	[2]	$ 3.1	[2]

[1]	Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 137 for additional information on our accounting for discontinued products). At December 31, 2013, debt and equity securities with a fair value of approximately $3.7 billion, gross unrealized capital gains of $291.3 million and gross unrealized capital losses of $60.3 million and, at December 31, 2012, debt and equity securities with a fair value of approximately $4.0 billion, gross unrealized capital gains of $559.4 million and gross unrealized capital losses of $19.4 million were included in total debt and equity securities, but support our experience-rated and discontinued products. Changes in net unrealized capital gains (losses) on these securities are not reflected in accumulated other comprehensive income.
[2]	At December 31, 2013 and 2012, debt and equity securities in an unrealized capital loss position of $60.3 million and $19.4 million, respectively, and with related fair value of $1.0 billion and $225.2 million, respectively, related to experience-rated and discontinued products.